INVESTMENT CONTRACT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
401(k) PLAN
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
GIF contract value	$ 21,021,495	$ 20,760,598